Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans
Schedule of expense recognized related to the 401(k) Plan

	For the Years Ended December 31,
Expense Recognized Related to the 401(k) Plan	2011	2010	2009
	(In thousands)
Matching contributions, net of forfeitures	$1,521	$1,598	$6,116
Discretionary stock contributions, net of forfeitures	$22,331	$24,954	$29,004